The net deferred tax liability consisted of the following (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
The net deferred tax liability consisted of the following
Deferred tax liabilities Property and equipment	$ 3,094,811	$ 9,009,106	$ 3,094,811	$ 0
Stock-based compensation	386,541	1,682,601	386,541	0
Operating loss and IDC carryforwards	2,082,319	6,622,853	2,082,319	0
Deferred tax assets gross	2,468,860	8,305,439	2,468,860	0
Net deferred income tax liability	625,951	703,651	625,951	0
Company had net operating loss carry forwards for federal income tax reporting purposes of approximately in millions		$ 17.80		$ 0